UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA PRECIOUS METALS AND MINERALS - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2004


[LOGO OF USAA]
   USAA(R)

                 USAA PRECIOUS METALS
                       and MINERALS Fund

                           [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

                 S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                           2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           5

FINANCIAL INFORMATION

   Portfolio of Investments                                         12

   Notes to Portfolio of Investments                                15

   Financial Statements                                             18

   Notes to Financial Statements                                    21

EXPENSE EXAMPLE                                                     33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "
                                         WE REMAIN COMMITTED TO DELIVERING
                                       QUALITY USAA SERVICE AND PROVIDING YOU
[PHOTO OF CHRISTOPHER W. CLAUS]       WITH A RANGE OF RESOURCES, INCLUDING OUR
                                         MARKET-TESTED PORTFOLIO MANAGEMENT
                                            TEAM AND NO-LOAD MUTUAL FUNDS.

                                                          "

                                                                  December 2004
--------------------------------------------------------------------------------

                 As I write to you in early December, the equity markets have rallied. Several factors are responsible. First, the presidential election is over. Investors are relieved that the uncertainty has ended, the results are not in dispute, and no terrorist attack occurred on U.S. soil. In addition, the U.S. economy is on sound footing. The annual gross domestic product
                 (GDP) - the total value of all the goods and services produced in the country - is expected to be up around 4%, on an inflation-adjusted basis, in 2004 and a moderate yet healthy 3.5% in 2005. In most of America, the housing market remains strong. Inflation is also under control, which has kept long-term interest rates in check.

                 The Federal Reserve Board (the Fed) is expected to continue raising short-term interest rates at a measured pace. In fact, the Fed has announced its intention to move toward a more "neutral" interest-rate position, which should put short-term rates above 3% sometime in 2005. This is good news for money market investors, because as your yields rise, you will be paid more on your cash positions. At the same time, however, interest rates on credit-card debt will also increase. In the months ahead, we expect to see a narrowing of the yield relationship between bonds of different maturities. In other words, the yield curve will "flatten." We do not expect a major increase in long-term interest rates, which the bond market, not the Fed, controls.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2005, the primary drivers of stock market performance will be the growth in corporate earnings, the valuation of those earnings, Fed policy changes, and the level of long-term interest rates. Corporate earnings are expected to improve by about 7%. The dollar is likely to remain weak relative to foreign currencies, making American products more affordable around the world and helping the U.S. GDP. But because foreign governments finance the federal budget deficit, the bond market may push up long-term rates to make U.S. securities more attractive to foreign investors.

                 Whatever lies ahead, we remain committed to delivering quality USAA service and providing you with a range of resources, including our market-tested portfolio management team and no-load mutual funds without excessive fees. On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 Mutual fund operating expenses apply and continue throughout the life of the fund.

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation; secondary objective of current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

--------------------------------------------------------------------------------
                                              11/30/04            5/31/04
--------------------------------------------------------------------------------
Net Assets                                 $349.4 Million     $291.6 Million
Net Asset Value Per Share                      $16.46             $14.52

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/04
--------------------------------------------------------------------------------

5/31/04 TO 11/30/04*         1 YEAR             5 YEARS           10 YEARS
      13.36%                 -7.79%              25.50%             8.27%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

               CUMULATIVE PERFORMANCE COMPARISON

         [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                USAA PRECIOUS     LIPPER            LIPPER         PHILADELPHIA
                                  METALS AND   GOLD ORIENTED      GOLD FUNDS      GOLD AND SILVER
              S&P 500 INDEX     MINERALS FUND  FUNDS AVERAGE        INDEX           INDEX (XAU)     LONDON GOLD
              -------------     -------------  -------------      ----------      ----------------  -----------
11/30/1994     $10,000.00        $10,000.00     $10,000.00        $10,000.00        $10,000.00      $10,000.00
12/31/1994      10,148.05         10,462.85      10,364.35         10,346.06         10,647.63       10,003.92
 1/31/1995      10,411.04          9,110.84       8,942.90          8,577.77          9,484.80        9,785.96
 2/28/1995      10,816.38          9,573.69       9,263.64          8,931.72         10,123.77        9,825.11
 3/31/1995      11,135.04         10,706.46      10,234.61          9,753.53         11,901.22       10,232.32
 4/30/1995      11,462.68         10,864.80      10,439.31          9,806.55         11,412.80       10,173.58
 5/31/1995      11,920.13         10,962.24      10,537.64          9,743.50         11,738.84       10,031.32
 6/30/1995      12,196.52         10,974.42      10,760.19          9,855.99         11,759.49       10,103.11
 7/31/1995      12,600.80         11,132.76      11,089.80         10,309.52         11,619.74       10,006.53
 8/31/1995      12,632.25         11,071.86      11,171.34         10,385.47         12,021.84        9,980.42
 9/30/1995      13,165.06         11,047.50      11,260.39         10,439.21         12,172.78       10,023.49
10/31/1995      13,118.02          9,719.85      10,065.25          9,241.24         10,504.62        9,988.25
11/30/1995      13,693.23         10,645.55      10,720.40          9,759.98         11,899.77       10,122.68
12/31/1995      13,956.99         10,885.92      10,870.52          9,941.96         11,834.05       10,101.80
 1/31/1996      14,431.47         13,055.79      12,826.66         11,839.94         13,862.39       10,586.01
 2/29/1996      14,565.73         13,226.45      13,499.41         12,098.59         14,169.23       10,458.10
 3/31/1996      14,705.97         13,141.12      13,700.37         12,137.87         14,155.22       10,345.86
 4/30/1996      14,922.58         13,080.17      14,072.41         12,393.26         14,118.36       10,214.04
 5/31/1996      15,306.77         13,555.59      14,981.39         13,178.03         14,684.01       10,194.47
 6/30/1996      15,365.13         11,775.81      12,873.91         11,309.60         12,207.85        9,971.29
 7/31/1996      14,686.68         11,483.24      12,580.77         11,075.45         12,273.14       10,057.43
 8/31/1996      14,996.93         11,946.48      13,417.81         11,691.65         12,304.24       10,087.44
 9/30/1996      15,840.25         11,178.49      12,804.59         11,084.74         11,378.58        9,892.98
10/31/1996      16,276.96         11,093.16      12,620.07         10,973.11         11,423.02        9,906.03
11/30/1996      17,506.22         10,934.68      12,302.77         10,611.57         11,897.97        9,691.99
12/31/1996      17,159.43         10,885.92      12,145.92         10,410.91         11,564.35        9,638.48
 1/31/1997      18,230.90         10,300.79      11,485.76          9,818.34         10,917.82        9,018.53
 2/28/1997      18,374.02         11,568.58      12,879.24         11,067.08         12,141.39        9,360.48
 3/31/1997      17,620.47          9,947.27      11,115.39          9,516.75         10,330.26        9,087.71
 4/30/1997      18,671.46          9,337.76      10,320.31          8,864.63          9,315.27        8,878.88
 5/31/1997      19,812.98          9,861.94      10,777.03          9,203.46         10,372.08        9,021.14
 6/30/1997      20,693.79          9,154.90       9,842.28          8,385.52          9,513.47        8,732.71
 7/31/1997      22,339.96          8,764.81       9,459.29          8,055.82          9,753.95        8,518.66
 8/31/1997      21,089.37          8,947.67       9,533.90          8,090.85          9,856.78        8,492.56
 9/30/1997      22,243.71          9,484.04      10,015.55          8,475.97         10,916.53        8,668.75
10/31/1997      21,501.66          8,057.78       8,387.08          7,084.78          8,767.06        8,128.43
11/30/1997      22,496.20          6,399.90       6,675.76          5,584.48          7,082.65        7,747.32
12/31/1997      22,882.27          6,729.04       6,928.45          5,836.28          7,421.53        7,575.05
 1/31/1998      23,135.11          7,155.69       7,288.18          6,174.53          7,499.56        7,957.45
 2/28/1998      24,802.75          7,021.60       7,127.26          5,986.60          7,552.31        7,762.99
 3/31/1998      26,071.84          7,570.16       7,532.38          6,333.56          8,179.50        7,856.96
 4/30/1998      26,338.82          8,277.20       8,078.87          6,775.37          8,809.25        8,110.15
 5/31/1998      25,886.72          7,155.69       6,918.95          5,773.86          7,495.70        7,663.80
 6/30/1998      26,937.45          6,509.61       6,278.53          5,165.33          7,197.25        7,734.27
 7/31/1998      26,652.76          6,009.81       5,889.04          4,853.01          6,318.68        7,539.81
 8/31/1998      22,802.07          4,498.21       4,549.44          3,728.86          4,915.74        7,136.52
 9/30/1998      24,264.04          6,838.75       6,530.15          5,372.37          7,540.02        7,670.32
10/31/1998      26,234.66          6,911.89       6,469.76          5,292.81          7,586.60        7,629.86
11/30/1998      27,824.04          6,765.61       6,262.09          5,115.76          7,151.74        7,692.51
12/31/1998      29,426.35          6,802.18       6,130.86          5,088.98          6,549.65        7,512.40
 1/31/1999      30,656.39          6,692.46       6,017.29          4,971.23          6,377.26        7,449.75
 2/28/1999      29,703.77          6,485.23       5,843.52          4,847.70          6,106.94        7,492.82
 3/31/1999      30,891.86          6,521.80       5,877.13          4,871.57          6,035.46        7,294.44
 4/30/1999      32,088.13          7,497.02       6,702.04          5,572.44          7,424.20        7,481.08
 5/31/1999      31,331.24          6,497.42       5,765.97          4,771.34          6,170.40        7,011.22
 6/30/1999      33,065.30          6,789.99       5,994.99          4,966.40          6,784.70        6,812.84
 7/31/1999      32,037.35          6,302.38       5,644.02          4,713.67          6,373.14        6,671.89
 8/31/1999      31,878.74          6,473.04       5,873.60          4,884.32          6,897.86        6,651.00
 9/30/1999      31,005.90          8,082.16       7,155.41          5,964.09          8,221.30        7,804.75
10/31/1999      32,967.13          7,411.69       6,443.92          5,374.95          7,125.98        7,807.36
11/30/1999      33,637.25          7,106.93       6,276.35          5,227.46          6,880.62        7,605.06
12/31/1999      35,615.65          7,289.79       6,390.13          5,312.60          6,976.07        7,576.35
 1/31/2000      33,826.45          6,558.37       5,735.16          4,787.24          6,156.03        7,394.94
 2/29/2000      33,186.79          6,607.13       5,730.52          4,779.87          6,178.44        7,665.10
 3/31/2000      36,431.32          6,241.42       5,436.64          4,514.24          5,847.15        7,223.96
 4/30/2000      35,335.64          5,863.53       5,114.46          4,272.20          5,666.04        7,179.59
 5/31/2000      34,611.26          5,936.67       5,193.16          4,327.45          5,847.81        7,106.50
 6/30/2000      35,463.68          6,387.71       5,464.95          4,569.43          6,008.15        7,521.53
 7/31/2000      34,909.73          5,924.48       5,043.85          4,252.33          5,284.83        7,223.96
 8/31/2000      37,076.91          6,351.14       5,417.60          4,533.06          5,476.90        7,230.49
 9/30/2000      35,119.99          5,887.91       5,088.45          4,225.59          5,224.85        7,143.04
10/31/2000      34,970.78          5,327.15       4,611.56          3,849.93          4,591.65        6,904.20
11/30/2000      32,215.94          5,644.10       4,836.27          4,016.92          4,948.50        7,024.28
12/31/2000      32,373.98          6,198.02       5,261.05          4,391.21          5,404.80        7,163.93
 1/31/2001      33,521.89          6,112.27       5,271.56          4,385.57          5,136.71        6,904.20
 2/28/2001      30,467.28          6,381.75       5,516.20          4,565.57          5,552.07        6,961.63
 3/31/2001      28,538.23          5,855.04       5,027.60          4,148.89          5,031.33        6,726.70
 4/30/2001      30,754.19          6,810.47       5,756.58          4,763.21          5,830.93        6,868.96
 5/31/2001      30,960.50          7,153.44       6,007.21          4,982.58          6,054.84        6,982.51
 6/30/2001      30,207.23          7,398.42       6,018.64          5,015.40          5,644.96        7,063.43
 7/31/2001      29,909.76          6,981.96       5,710.05          4,748.50          5,624.82        6,940.75
 8/31/2001      28,039.23          7,447.42       6,011.89          5,018.62          6,021.20        7,126.08
 9/30/2001      25,775.18          7,778.14       6,230.52          5,182.66          6,153.51        7,650.74
10/31/2001      26,266.96          7,618.91       6,082.30          5,074.41          5,807.91        7,276.17
11/30/2001      28,281.31          7,680.15       6,058.37          5,076.07          5,612.29        7,191.33
12/31/2001      28,529.22          8,117.44       6,358.66          5,323.96          5,813.17        7,217.44
 1/31/2002      28,113.11          9,190.72       7,126.25          5,926.28          6,550.10        7,368.83
 2/28/2002      27,570.82         10,226.99       7,879.73          6,524.82          6,985.10        7,748.63
 3/31/2002      28,607.86         11,275.59       8,670.19          7,155.65          7,603.64        7,867.40
 4/30/2002      26,874.19         11,954.10       9,231.50          7,585.15          7,932.93        8,044.90
 5/31/2002      26,676.90         14,446.08      11,086.50          8,991.10          9,058.94        8,525.19
 6/30/2002      24,777.37         12,484.57       9,681.83          7,891.31          7,687.78        8,313.76
 7/31/2002      22,846.43         10,362.69       8,012.00          6,541.82          6,513.01        7,952.23
 8/31/2002      22,996.00         12,188.50       9,314.37          7,597.18          7,529.26        8,164.97
 9/30/2002      20,499.29         12,213.17       9,394.66          7,658.71          7,560.56        8,449.49
10/31/2002      22,301.58         11,213.91       8,569.05          7,020.54          6,877.57        8,271.99
11/30/2002      23,612.95         11,263.26       8,625.12          7,032.47          6,871.06        8,328.11
12/31/2002      22,226.45         13,605.59      10,583.12          8,557.56          8,334.64        9,062.91
 1/31/2003      21,645.31         13,977.12      10,745.12          8,640.09          8,360.70        9,592.80
 2/28/2003      21,320.06         12,888.16      10,098.66          8,115.12          7,867.24        9,069.43
 3/31/2003      21,526.48         12,183.54       9,367.45          7,517.67          7,319.46        8,740.54
 4/30/2003      23,298.79         12,221.97       9,312.15          7,495.81          7,145.22        8,790.13
 5/31/2003      24,525.17         13,708.08      10,338.72          8,353.95          8,048.82        9,433.57
 6/30/2003      24,838.46         14,258.97      10,648.56          8,601.84          8,620.16        9,031.58
 7/31/2003      25,276.60         15,296.68      11,224.24          9,079.91          8,893.07        9,259.98
 8/31/2003      25,768.58         17,653.96      12,799.03         10,380.96         10,011.56        9,804.23
 9/30/2003      25,495.73         18,499.51      13,221.05         10,750.68         10,030.69       10,127.90
10/31/2003      26,937.29         21,100.20      14,882.87         12,030.69         10,800.39       10,082.22
11/30/2003      27,174.02         23,995.55      16,741.43         13,043.50         12,084.74       10,398.07
12/31/2003      28,598.15         23,323.85      16,477.77         13,209.63         11,998.14       10,865.31
 1/31/2004      29,122.96         20,957.86      14,914.83         11,973.74         10,545.65       10,434.61
 2/29/2004      29,527.62         21,240.16      15,345.63         12,206.62         11,031.99       10,332.81
 3/31/2004      29,082.21         22,678.58      16,272.39         12,936.91         11,610.76       11,059.78
 4/30/2004      28,626.28         18,040.69      12,781.70         10,240.90          9,070.79       10,140.96
 5/31/2004      29,018.33         19,519.44      13,706.54         11,012.10          9,956.30       10,264.94
 6/30/2004      29,582.42         18,914.50      13,314.28         10,671.93          9,566.51       10,331.51
 7/31/2004      28,603.44         18,269.23      13,009.81         10,478.80          9,647.69       10,216.65
 8/31/2004      28,718.06         19,398.45      13,850.36         11,163.67         10,532.79       10,630.38
 9/30/2004      29,029.16         20,756.21      15,187.26         12,201.67         11,336.11       10,849.65
10/31/2004      29,472.65         21,226.72      15,427.45         12,443.37         11,506.43       11,108.07
11/30/2004      30,664.78         22,127.40      16,179.16         13,115.88         11,892.93       11,835.03

                           [END CHART]

                      DATA FROM 11/30/94 THROUGH 11/30/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

                    o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                    o The Lipper Gold Oriented Funds Average is an average
                      performance level of all gold-oriented funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                    o The Lipper Gold Funds Index tracks the total return
                      performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

                    o The Philadelphia Gold & Silver Index, typically referred to as the XAU, represents 12 holdings in the gold and silver sector.

                    o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK JOHNSON]        MARK JOHNSON, CFA
                                   USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Precious Metals and Minerals Fund had a total return of 13.36% for the six-month period ended November 30, 2004. This compares to a 17.96% return for the Lipper Gold Oriented Funds Average, 19.45% for the Philadelphia Gold & Silver Index
                 (XAU), 19.10% for the Lipper Gold Funds Index, and 5.67% for the S&P 500 Index.

                                           * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                    RATING(TM) OF 4 STARS IN THE SPECIALTY - PRECIOUS METALS
                  CATEGORY (39 FUNDS IN CATEGORY) AS OF NOVEMBER 30, 2004. THE
                    OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A
                  WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH
                  ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR
                                        RATING METRICS.

                 With respect to the specialty - precious metals category, the USAA Precious Metals and Minerals Fund received a Morningstar Rating of 4 stars for each of the three-, five-, and 10-year periods

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 among 39, 30, and 19 funds, respectively, through November 30, 2004. Ratings are based on risk-adjusted returns.

                         [LOGO OF LIPPER LEADER CONSISTENT RETURN]

                 The Fund is listed as a Lipper Leader for Consistent Return of 39 funds within the Lipper Gold Oriented Funds category for the overall period ending November 30, 2004.

WHAT HAPPENED IN THE GOLD MARKETS DURING THE PERIOD?

                 The price of gold rose by 14.64% over the six-month period ended November 30, 2004. It began the period at $393.35 and ended at $450.95.

CAN YOU COMMENT ON THE FUND'S TOTAL RETURN, AS COMPARED TO PRIOR PERIODS?

                 Yes, remember that we primarily own gold-mining companies, as opposed to gold itself, and these companies have had a high degree of leverage to rising gold prices over the past few years. In this period, however, there was less leverage, mainly because

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF NOVEMBER 30, 2004. THE USAA PRECIOUS METALS AND MINERALS FUND IN LIPPER'S GOLD ORIENTED FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 30 AND 19 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 39 FUNDS FOR THE THREE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

                 FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 the mining companies' costs increased. This was a function of higher energy and steel prices, which have an impact on the cost of mining. Additionally, exceptionally strong currencies in certain producing nations hurt many of these companies, because they have to pay wages in local currencies, but sell their finished goods in U.S. dollars.

                 For the first time since 1996, the Fund suffered from poor stock selection. We owned a number of smaller exploration stocks that lagged their larger brethren, and we also owned a company that declared bankruptcy. However, we are confident in the stocks we own, and it's not unusual for the impact of stock selection to vary over such a short period. We encourage shareholders to maintain a long-term perspective, and note that despite this difficult six-month period, longer-term performance is quite solid.

WHAT'S YOUR OUTLOOK FOR GOLD PRICES?

                 The direction of the U.S. dollar should be the critical driver; a weak dollar implies higher gold prices. In our view, dollar weakness is more likely than strength, given the large current account and federal budget deficits. We'll also be looking closely at inflation and interest rates.

WHAT'S YOUR LONGER-TERM OUTLOOK?

                 Many of the longer-term positive trends we've mentioned before are still in place and should lead to rising gold prices. These include industry consolidation, constrained supply, and central banks' more disciplined selling behavior.

                 However, the most critical thing for shareholders to remember is that this Fund is negatively correlated with most of USAA's other fund offerings. This means that a small holding in this Fund should noticeably reduce overall portfolio volatility.

                 On behalf of everyone at USAA, we thank you for your continued support.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
-----------------------------------------------------

Glamis Gold Ltd.                              5.7%

Newcrest Mining Ltd.                          5.4%

Barrick Gold Corp.                            5.3%

Impala Platinum Holdings Ltd.                 4.9%

Placer Dome, Inc.                             4.9%

Newmont Mining Corp.                          4.7%

Anglo American Platinum Corp.
  (Common and Preferred)                      4.5%

Aber Diamond Corp.                            4.4%

Freeport-McMoRan Copper & Gold, Inc. "B"      4.3%

Wheaton River Minerals Ltd.                   4.3%
-----------------------------------------------------

                       ASSET ALLOCATION
                           11/30/04

                [PIE CHART OF ASSET ALLOCATION]

Gold                                               78.4%
Platinum                                            9.4%
Diamonds                                            4.4%
Base Metals                                         1.6%
Other*                                             11.7%

                          [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-14.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (93.8%)

              STOCKS (93.7%)
              --------------
              GOLD (78.3%)

              AFRICAN GOLD COMPANIES (3.0%)
    90,000    AngloGold Ashanti Ltd. ADR(d)                                                $  3,592
   500,000    Gold Fields Ltd. ADR                                                            7,060
                                                                                           --------
                                                                                             10,652
                                                                                           --------
              AUSTRALIAN GOLD COMPANIES (6.8%)
   700,000    Kingsgate Consolidated Ltd.                                                     1,401
 1,400,000    Newcrest Mining Ltd.                                                           18,701
 2,000,000    Sino Gold Ltd.*                                                                 3,531
 1,375,000    Sons of Gwalia Ltd. (acquired 3/07/2002-7/07/2004; cost $4,272)*(a,c)               -
                                                                                           --------
                                                                                             23,633
                                                                                           --------
              EUROPEAN GOLD COMPANIES (3.4%)
   950,000    Randgold Resources Ltd. ADR*                                                   12,046
                                                                                           --------
              NORTH AMERICAN GOLD COMPANIES (61.7%)
   600,000    Agnico-Eagle Mines Ltd.                                                         9,432
 3,000,000    American Bonanza Gold Mining Corp.*                                               492
   400,000    Apollo Gold Corp.*                                                                386
   750,000    Barrick Gold Corp.                                                             18,443
 2,000,000    Bema Gold Corp.*(d)                                                             7,400
 3,100,000    Cambior, Inc.*                                                                  9,455
   250,000    Centerra Gold, Inc.*                                                            5,072
   960,000    Desert Sun Mining Corp.*                                                        1,478
 3,200,000    Eldorado Gold Corp.*                                                           10,565
   380,000    Freeport-McMoRan Copper & Gold, Inc. "B"                                       14,869
   500,000    Gabriel Resources Ltd.*                                                           651
   600,000    Gammon Lake Resources, Inc.*                                                    3,720
   350,000    Gammon Lake Resources, Inc. Special Warrants (acquired
                 11/24/2004; cost $2,077)*(b,c)                                               2,155
   980,000    Glamis Gold Ltd.*                                                              19,943
   900,000    Glencairn Gold Corp.*                                                             431
   600,000    Goldcorp, Inc.(d)                                                               9,126
 2,100,000    Golden Star Resources Ltd.*(d)                                                  9,072
   900,000    Hecla Mining Co.*                                                               6,111
   900,000    Kinross Gold Corp.*                                                             7,137
   500,000    Meridian Gold, Inc.*                                                            9,785
   620,000    Metallic Ventures Gold, Inc.*                                                     896

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   600,000    Mexgold Resources, Inc.*                                                     $  1,457
   500,000    Minefinders Corp. Ltd.*                                                         4,050
   450,000    Nevsun Resources Ltd.*                                                            900
   350,000    Newmont Mining Corp.(d)                                                        16,573
 1,600,000    Northgate Exploration Ltd.*                                                     2,769
   800,000    Placer Dome, Inc.                                                              17,208
   250,000    QGX Ltd.*                                                                         567
 4,600,000    Wheaton River Minerals Ltd.*                                                   14,995
 1,000,000    Wolfden Resources, Inc.*                                                        3,671
 2,200,000    Yamana Gold, Inc.*                                                              6,783
                                                                                           --------
                                                                                            215,592
                                                                                           --------
              SOUTH AMERICAN GOLD COMPANIES (3.4%)
   500,000    Compania de Minas Buenaventura S.A. ADR                                        11,750
                                                                                           --------
              Total gold (cost: $173,226)                                                   273,673
                                                                                           --------
              DIAMONDS (4.4%)

   400,000    Aber Diamond Corp.* (cost: $6,635)                                             15,351
                                                                                           --------
              PLATINUM GROUP METALS (9.4%)

   400,000    Anglo American Platinum Corp.                                                  14,664
    50,000    Anglo American Platinum Corp., 6.38% Convertible Cumulative Preferred             964
   200,000    Impala Platinum Holdings Ltd.                                                  17,074
                                                                                           --------
              Total platinum group metals (cost: $24,955)                                    32,702
                                                                                           --------
              BASE METALS (1.6%)

   800,000    Ivanhoe Mines Ltd.* (cost: $1,885)                                              5,713
                                                                                           --------
              Total stocks (cost: $206,701)                                                 327,439
                                                                                           --------
              WARRANTS (0.1%)
              ---------------

              NORTH AMERICAN GOLD COMPANIES
 1,500,000    American Bonanza Gold Mining (acquired 11/10/2003; cost $0)*(a,c)                   -
   250,000    Desert Sun Mining Corp. (acquired 7/14/2003; cost $0)*(a,c)                        99
    38,500    Desert Sun Mining Corp.*                                                           15
 1,350,000    Glencairn Gold Corp.*                                                             232
    60,000    Metallic Ventures Gold, Inc.*                                                       9

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   332,500    Mexgold Resources, Inc. (acquired 2/18/2004; cost $199)*(a,c)                $    109
                                                                                           --------
              Total warrants (cost: $466)                                                       464
                                                                                           --------
              Total equity securities (cost: $207,167)                                      327,903
                                                                                           --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (7.0%)

              COMMERCIAL PAPER(e,k)
   $14,210    WPS Resources Corp., 2.01%, 12/03/2004                                         14,208
    10,297    Autobahn Funding Co., LLC, 2.08%, 12/01/2004                                   10,297
                                                                                           --------
              Total money market instruments (cost: $24,505)                                 24,505
                                                                                           --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (4.7%)

              REPURCHASE AGREEMENTS (4.6%)(g)
     7,500    CS First Boston LLC, 2.06%, acquired on 11/30/2004 and due
                 12/01/2004 at $7,500 (collateralized by $7,670 of Freddie Mac
                 Discount Notes(h), 2.29%(i), due 1/03/2005; market value $7,654)             7,500
     7,500    Deutsche Bank Securities, Inc., 2.05%, acquired on 11/30/2004 and due 12/01/2004 at $7,500 (collateralized by $7,656 of
                 Fannie Mae Notes(h), 2.25%(j), due 8/25/2034; market value $7,650)           7,500
     1,000    Merrill Lynch Government Securities, Inc., 2.04%, acquired on
                 11/30/2004 and due 12/01/2004 at $1,000 (collateralized by $1,020 of Federal Home Loan Bank Bonds(h), 6.00%, due 4/26/2024;
                 market value $1,027)                                                         1,000
                                                                                           --------
                                                                                             16,000
                                                                                           --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.1%)(f)
   237,063    AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.93%                      237
    61,727    Merrill Lynch Premier Institutional Fund, 1.90%                                    62
                                                                                           --------
                                                                                                299
                                                                                           --------
              Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $16,299)                                      16,299
                                                                                           --------
              TOTAL INVESTMENTS (COST: $247,971)                                           $368,707
                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security that has been deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2004, was $208,000, which represented 0.06% of the Fund's net assets.

         (b) Restricted security not registered under the Securities Act of 1933 and deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The currently unregistered common shares become salable upon registration under Rule 144A through the approval of the prospectus or the passage of 120 days, whichever occurs first. Thereafter, the shares will be salable and be deemed liquid. The aggregate market value of these securities at November 30, 2004, was $2,155,000, which represented 0.62% of the Fund's net assets.

         (c) Security was fair valued at November 30, 2004, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

         (d) The security or a portion thereof was out on loan as of November 30, 2004.

         (e) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (f) Rate represents the money market fund annualized seven-day yield at November 30, 2004.

         (g) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (h) U.S. government agency issues - Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (i) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (j) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2004.

         (k) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

             defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

           * Non-income-producing security for the 12 months preceding November 30, 2004.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
     on loan of $15,247) (identified cost of $247,971)                     $368,707
   Cash                                                                           2
   Cash denominated in foreign currencies (identified cost of $28)               28
   Receivables:
      Capital shares sold                                                       936
      USAA Investment Management Company                                          4
      Dividends and interest                                                    197
      Other                                                                       2
                                                                           --------
         Total assets                                                       369,876
                                                                           --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                       16,300
      Securities purchased                                                    3,248
      Capital shares redeemed                                                   548
   Unrealized depreciation on foreign currency contracts held, at value          19
   Accrued management fees                                                      230
   Accrued transfer agent's fees                                                  5
   Other accrued expenses and payables                                           87
                                                                           --------
         Total liabilities                                                   20,437
                                                                           --------
            Net assets applicable to capital shares outstanding            $349,439
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $249,821
   Accumulated undistributed net investment loss                            (16,333)
   Accumulated net realized loss on investments                              (4,785)
   Net unrealized appreciation of investments                               120,736
                                                                           --------
            Net assets applicable to capital shares outstanding            $349,439
                                                                           ========
   Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                             21,233
                                                                           ========
   Net asset value, redemption price, and offering price per share         $  16.46
                                                                           ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $29)           $ 2,191
   Interest                                                       141
   Securities lending                                              25
                                                              -------
      Total income                                              2,357
                                                              -------
EXPENSES
   Management fees                                              1,195
   Administrative and servicing fees                              229
   Transfer agent's fees                                          334
   Custody and accounting fees                                     70
   Postage                                                         49
   Shareholder reporting fees                                      20
   Trustees' fees                                                   3
   Registration fees                                               31
   Professional fees                                               27
   Other                                                            5
                                                              -------
      Total expenses                                            1,963
  Expenses paid indirectly                                        (55)
                                                              -------
      Net expenses                                              1,908
                                                              -------
NET INVESTMENT INCOME                                             449
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                              (3,587)
      Foreign currency transactions                               165
   Change in net unrealized appreciation/depreciation of:
      Investments                                              44,336
      Foreign currency translations                               (97)
                                                              -------
         Net realized and unrealized gain                      40,817
                                                              -------
   Increase in net assets resulting from operations           $41,266
                                                              =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MAY 31, 2004

                                                                    11/30/2004      5/31/2004
                                                                    -------------------------
FROM OPERATIONS
   Net investment income (loss)                                     $      449    $    (1,290)
   Net realized gain (loss) on investments                              (3,587)        17,171
   Net realized gain on foreign currency transactions                      165             39
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       44,336         45,008
      Foreign currency translations                                        (97)           128
                                                                    -------------------------
         Increase in net assets resulting from operations               41,266         61,056
                                                                    -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     -        (15,511)
                                                                    -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            62,064        265,904
   Reinvested dividends                                                      -         12,770
   Cost of shares redeemed                                             (45,500)      (188,802)
                                                                    -------------------------
      Increase in net assets from capital share transactions            16,564         89,872
                                                                    -------------------------
   Net increase in net assets                                           57,830        135,417

NET ASSETS
      Beginning of period                                              291,609        156,192
                                                                    -------------------------
      End of period                                                 $  349,439    $   291,609
                                                                    =========================
   Accumulated undistributed net investment loss:
      End of period                                                 $  (16,333)   $   (16,782)
                                                                    =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           4,228         17,476
   Shares issued for dividends reinvested                                    -            734
   Shares redeemed                                                      (3,078)       (12,725)
                                                                    -------------------------
      Increase in shares outstanding                                     1,150          5,485
                                                                    =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund). The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective. The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

                    1. Equity securities, except as otherwise noted, traded
                       primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                    2. Securities trading in various foreign markets may take
                       place on days when the NYSE is closed. Further, when the NYSE

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

                       is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                    3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                    4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                    5. Securities for which market quotations are not readily
                       available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

                       their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government- sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess

24

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

                    of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

                 E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

                    gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

                 F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                    commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2004, brokerage commission reimbursements and custodian and other bank credits reduced the Fund's expenses by $54,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $55,000.

                 G. INDEMNIFICATIONS - Under the Trust's organizational
                    documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

                 H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended November 30, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2004.

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

         On November 17, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2004, were $53,902,000 and $42,827,000, respectively.

         As of November 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2004, were $126,458,000 and $5,722,000, respectively, resulting in net unrealized appreciation of $120,736,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with

28

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

         the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At November 30, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                                  FOREIGN CURRENCY CONTRACTS TO SELL
------------------------------------------------------------------------------------------------------
                                                                          IN
                                                   U.S. DOLLAR         EXCHANGE        UNREALIZED
EXCHANGE               CONTRACTS TO                VALUE AS OF         FOR U.S.       APPRECIATION
  DATE                   DELIVER                   11/30/2004           DOLLAR       (DEPRECIATION)
------------------------------------------------------------------------------------------------------
12/14/2004                2,450                      $2,058             $2,077           $(19)
                       Canadian Dollar

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

         as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2004, the Fund received securities-lending income of $25,000, which is net of the 20% income retained by MetWest. As of November 30, 2004, the Fund loaned securities having a fair market value of approximately $15,247,000 and received cash collateral of $16,300,000 for the loans. Of this amount $16,299,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                    The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of

30

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

                    which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                     +/- 0.04%
+/- 4.01% to 7.00%                     +/- 0.05%
+/- 7.01% and greater                  +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Gold Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                    For the six-month period ended November 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $1,195,000, which included a performance adjustment of $50,000 that increased the base management fee of 0.75% by 0.03%. Additionally, for the period ended November 30, 2004, the Fund recorded a receivable from the Manager of $4,000, related to a Fund pricing adjustment.

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $229,000.

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $334,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

32

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                         YEAR ENDED MAY 31,
                                      -----------------------------------------------------------------------------
                                          2004           2004          2003          2002         2001         2000
                                      -----------------------------------------------------------------------------
Net asset value at
   beginning of period                $  14.52       $  10.70      $  11.71      $   5.84      $  4.87      $  5.33
                                      -----------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)            .02(a)        (.07)(a)       .02(a)       (.01)(a)      .01(a)      (.02)(a)
   Net realized and unrealized
     gain (loss)                          1.92(a)        4.75(a)       (.65)(a)      5.93(a)       .98(a)      (.44)(a)
                                      -----------------------------------------------------------------------------
Total from investment operations          1.94(a)        4.68(a)       (.63)(a)      5.92(a)       .99(a)      (.46)(a)
Less distributions:
   From net investment income                -           (.86)         (.38)         (.05)        (.02)           -
                                      -----------------------------------------------------------------------------
Net asset value at end of period      $  16.46       $  14.52      $  10.70      $  11.71      $  5.84      $  4.87
                                      =============================================================================
Total return (%)*                        13.36          42.39         (5.11)       101.95        20.50        (8.63)
Net assets at end of period (000)     $349,439       $291,609      $156,192      $149,679      $70,459      $71,484
Ratio of expenses to
   average net assets (%)**               1.28(b,c)      1.26(c)       1.47(c)       1.56(c)      1.68(c)      1.58(c)
Ratio of net investment income(loss)
   to average net assets (%)**             .29(b)        (.49)          .20          (.16)         .17         (.41)
Portfolio turnover (%)                   14.73          27.09         31.39         40.61        52.74        27.60

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended November 30, 2004, average net assets were $305,644,000.
(a) Calculated using average shares. For the six-month period ended November 30, 2004, average shares were 19,959,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.04%)         (.03%)           -             -            -            -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

34

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA PRECIOUS METALS AND MINERALS FUND

NOVEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING             ENDING                DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE            JUNE 1, 2004 -
                                       JUNE 1, 2004       NOVEMBER 30, 2004        NOVEMBER 30, 2004
                                      --------------------------------------------------------------
Actual                                   $1,000.00            $1,133.60                  $6.66
Hypothetical
   (5% return before expenses)            1,000.00             1,018.83                   6.30

         *Expenses are equal to the Fund's annualized expense ratio of 1.24%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 13.36% for the six-month period of June 1, 2004, through November 30, 2004.

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

             TRUSTEES    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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               [LOGO OF USAA]     WE KNOW WHAT IT MEANS TO SERVE.(R)
                   USAA           ----------------------------------
                                      INSURANCE o MEMBER SERVICES

23408-0105                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    01/25/05
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01/25/05
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    01/25/05
         ------------------------------


*Print the name and title of each signing officer under his or her signature.